Offerings - Offering: 1	Sep. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001
Amount Registered | shares	726,888
Maximum Aggregate Offering Price	$ 2,006,210.88
Fee Rate	0.01381%
Amount of Registration Fee	$ 277.06
Offering Note	Calculated pursuant to Rules 457(c) and 457(f)(1) promulgated under the Securities Act of 1933, as amended, and solely for the purpose of calculating the registration fee the proposed maximum aggregate offering price of $2,006,210.88 of the securities being registered was calculated based on the product of (a) $2.76, the average of the high and low prices per share of Common Stock, par value $0.001 per share (“LivePerson common stock”), of LivePerson, Inc. (“LivePerson”) on the New York Stock Exchange on August 28, 2026, multiplied by (b) 726,888, the estimated maximum number of shares of LivePerson common stock to be exchanged for shares of Class A common stock, par value $0.0001 per share, of SoundHound AI, Inc. (“SoundHound”) upon completion of the transactions contemplated by the Amended and Restated Agreement and Plan of Merger, dated as of July 2, 2026, by and among SoundHound, LivePerson, Lightspeed Merger Sub, Inc., an indirect wholly owned subsidiary of SoundHound, and Lightspeed Merger Sub II Inc., an indirect, wholly owned subsidiary of SoundHound.